Earnings Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings Per Share
(12)
Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units (“RSU”) and performance restricted share units (“PSU”) were converted into, common shares. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Share amounts in thousands	2023	2022	2023	2022
Numerator:
Net income attributable to common shareholders	$51,332	$78,590	$104,958	$151,295
Denominator:
Weighted average common shares outstanding - basic	41,963	47,486	42,536	47,942
Dilutive share options, RSU and PSU	899	819	829	857
Weighted average common shares outstanding - diluted	42,862	48,305	43,365	48,799
Net income attributable to common shareholders per common share:
Basic	$1.22	$1.66	$2.47	$3.16
Diluted	$1.20	$1.63	$2.42	$3.10

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	111	285	401	221